Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing leases
2016	¥ 127,714
2017	90,137
2018	57,828
2019	30,501
2020	11,165
Thereafter	721
Total minimum lease payments receivable	318,066	¥ 308,733
Operating leases
2016	8,709
2017	5,307
2018	3,308
2019	1,786
2020	490
Thereafter	206
Operating Leases, Future Minimum Payments Receivable, Total	¥ 19,806